Contingent consideration liabilities	12 Months Ended
Dec. 31, 2017
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Contingent consideration liabilities

39. Contingent consideration liabilities

The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Other £m	Total £m
At 1 January 2015	1,684	—	40	1,724
Additions through business combinations	—	594	—	594
Remeasurement through income statement	1,874	111	1	1,986
Cash payments: operating cash flows	(121)	—	—	(121)
Cash payments: investing activities	(38)	(300)	—	(338)
Other movements	10	—	—	10

At 31 December 2015	3,409	405	41	3,855
Additions through business combinations	154	—	40	194
Remeasurement through income statement	2,162	152	(33)	2,281
Cash payments: operating cash flows	(351)	(5)	(2)	(358)
Cash payments: investing activities	(66)	(7)	—	(73)
Other movements	(4)	—	1	(3)

At 31 December 2016	5,304	545	47	5,896
Remeasurement through income statement	909	53	(1)	961
Cash payments: operating cash flows	(587)	(7)	—	(594)
Cash payments: investing activities	(84)	(7)	—	(91)

At 31 December 2017	5,542	584	46	6,172

Of the contingent consideration payable at 31 December 2017, £1,076 million (2016 – £561 million) is expected to be paid within one year. The contingent consideration payable in respect of the Novartis Vaccines business included a sales milestone of $450 million which was settled in January 2018.

The consideration payable for the acquisition of the Shionogi-ViiV Healthcare joint venture and the Novartis Vaccines business is expected to be paid over a number of years. As a result, the total estimated liabilities are discounted to their present values, shown above. The Shionogi-ViiV Healthcare contingent consideration liability is discounted at 8.5% and the Novartis Vaccines contingent consideration liability is discounted partly at 8% and partly at 9%.

The Shionogi-ViiV Healthcare contingent consideration liability is calculated based on the forecast sales performance of specified products, principally dolutegravir, over the life of those products.

The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m
10% increase in sales forecasts	535	56
10% decrease in sales forecasts	(535)	(55)
1% increase in discount rate	(228)	(18)
1% decrease in discount rate	245	20
5% increase in probability of milestone success		6
5% decrease in probability of milestone success		(6)
10 cent appreciation of US Dollar	329	17
10 cent depreciation of US Dollar	(284)	(15)
10 cent appreciation of Euro	95	25
10 cent depreciation of Euro	(80)	(21)

An explanation of the accounting for ViiV Healthcare is set out on page 59.